Financial Instruments - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial assets at amortized cost
Trade and other receivables, net prepayment	$ 10,155	$ 12,115
Amounts due from related parties	235	459
Cash and cash equivalents	7,703	6,384	$ 9,047	$ 4,897
Total Fnancial Assets	18,093	18,957
Financial liabilities at amortized cost
Trade and other payables	5,393	16,686
Amount due to related parties	125
Amount due to a director	3
Amount due to a shareholder	52	57
Lease liabilities	1,681		$ 218
Total Financial Liabilities	$ 7,254	$ 16,743